CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Mar. 31, 2011
Cash	$ 14,124	$ 109,142
Prepaid and other assets	6,744	5,984
TOTAL CURRENT ASSETS	20,868	115,126
Equipment, net of accumulated depreciation	1,022,603	913,048
TOTAL FIXED ASSETS	1,022,603	913,048
Equipment under construction	479,152	416,415
Mineral properties	605,219	451,569
TOTAL OTHER ASSETS	1,084,371	867,984
TOTAL ASSETS	2,127,842	1,896,158
Accounts payable and accrued liabilities	32,704	53,805
Accounts payable related party	90,475	86,675
Deferred revenue	100,000	0
Advance from Powercom Services Inc.	800,000	800,000
Notes payable	262,500	347,000
Notes payable - related party	86,893	71,893
Loan payable	1,174	1,139
TOTAL CURRENT LIABILITIES	1,373,746	1,360,512
Notes payable, net of current portion	147,000	156,000
Loan payable, net of current portion	37,835	38,142
TOTAL LONG TERM LIABILITIES	184,835	194,142
TOTAL LIABILITIES	1,558,581	1,554,654
Capital stock Authorized 10,000,000 shares of preferred stock, no par value, nil issued and outstanding	0	0
Authorized 500,000,000 shares of common stock, $0.001 par value per share Issued and outstanding 161,899,050 shares of common stock (161,117,595 March 31, 2011)	161,899	161,118
Additional paid in capital	3,637,677	3,464,937
Common stock payable	451,128	155,245
Accumulated deficit	(648,441)	(648,441)
Accumulated deficit during the exploration stage	(3,033,002)	(2,791,355)
TOTAL STOCKHOLDERS' EQUITY	569,261	341,504
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,127,842	$ 1,896,158